Capital Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Summary of Shares of Common Stock Reserved for Future Issuance

At September 30, 2013, the Company had shares of common stock reserved for future issuance as follows:

Options outstanding	23,694,693
Options available for future grant	16,032,480
Convertible preferred stock	39,899,151
Warrants	67,395,832

147,022,156

At December 31, 2012, the Company had shares of common stock reserved for future issuance as follows:

Options outstanding	23,377,132
Options available for future grant	16,994,980
Convertible preferred stock	38,973,200
Warrants	3,500,000

82,845,312